Related Party Transactions (Details) $ in Thousands		2 Months Ended	6 Months Ended
	Jan. 14, 2026 USD ($)	Aug. 27, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Due from related parties			$ 3,626		$ 3,095
Due to related parties			23,980		5,343
Revenue			73,369	$ 89,272
Cost of revenue			55,831	69,884
Interest payable			161		1,887
Related Party
Related Party Transaction [Line Items]
Due from related parties			3,626		3,095
Due to related parties			23,980		$ 5,343
Revenue			6	0
Cost of revenue			1,104	$ 841
Related Party | Inventory Management and Consultancy Agreement
Related Party Transaction [Line Items]
Maximum revolving cap on initial payment responsibility	$ 50,000
Contract reimbursement time period	365 days
Annual interest percentage on outstanding amount per agreement	0.03
Related party funding via payment of supplier invoices			18,637
Interest expense			58
Interest payable			58
Credit recognized for interest payable to related party			$ 0
Related Party | Inventory Management and Consultancy Agreement | Subsequent Event
Related Party Transaction [Line Items]
Related party funding via payment of supplier invoices		$ 5,666
Funds received from related party, total		24,303
Remaining funds available from related party, total		$ 25,697